As filed with the Securities and Exchange Commission on June 28, 2005
                                     Investment Company Act file number 811-8591


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                        PAX WORLD MONEY MARKET FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

PAXWORLD Money Market Fund, Inc.
Statement of Net Assets
April 30, 2005
(UNAUDITED)

FACE                                                                   MATURITY                  VALUE
AMOUNT                                                                   DATE       YIELD         (a)
------------------------------------------------------------------------------------------------------------------------------------
ASSET BACKED COMMERCIAL PAPER: 44.90%
$     1,484,000  Apreco Inc.......................................     06/15/05     2.83%       $   1,478,806
      7,000,000  Apreco Inc.......................................     05/17/05     2.92            6,990,946
      1,472,000  Barton Capital Corp..............................     05/03/05     2.81            1,471,771
      4,492,000  Barton Capital Corp..............................     05/03/05     2.91            4,491,274
      5,000,000  Ciesco L.P.......................................     05/19/05     2.78            4,993,075
     10,000,000  Clipper Receivable Corp..........................     05/16/05     2.91            9,987,917
      3,000,000  Falcon Asset Securitization Corp.................     05/09/05     2.86            2,998,100
      1,131,000  Falcon Asset Securitization Corp.................     05/19/05     2.94            1,129,343
      5,000,000  FCAR Owner Trust.................................     05/06/05     2.85            4,998,028
     10,000,000  Galaxy Funding Corp..............................     07/12/05     3.07            9,939,000
      9,000,000  Greyhawk Funding.................................     05/23/05     2.91            8,984,050
      2,551,000  Jupiter Securitization Corp......................     05/05/05     2.83            2,550,201
      2,000,000  Jupiter Securitization Corp......................     05/11/05     2.87            1,998,411
      5,000,000  Triple-A-One Funding Corp.
                 Insured by MBIA Insurance Corp...................     05/04/05     2.80            4,998,833
      4,000,000  Triple-A-One Funding Corp.
                 Insured by MBIA Insurance Corp...................     05/09/05     2.86            3,997,467
      5,000,000  Variable Funding Capital
                 LOC Wachovia Bank & Trust Company, N.A...........     05/12/05     2.85            4,995,661
      5,000,000  Variable Funding Capital
                 LOC Wachovia Bank & Trust Company, N.A...........     05/16/05     2.89            4,994,000
      3,000,000  Windmill Funding Corp............................     05/09/05     2.83            2,998,120
      5,000,000  Windmill Funding Corp............................     05/24/05     2.94            4,990,640
      1,645,000  Windmill Funding Corp............................     05/26/05     2.91            1,641,687
---------------                                                                                 -------------
     90,775,000  Total Asset Backed Commercial Paper..............                                 90,627,330
---------------                                                                                 -------------

COMMERCIAL PAPER: 9.63%
$     2,713,000  Fountain Square
                 Commercial Funding...............................     07/15/05     3.07%       $   2,695,761
      1,900,000  Private Export Funding Corp......................     05/17/05     2.49            1,897,923
      5,000,000  Private Export Funding Corp......................     08/03/05     3.11            4,959,789
      2,000,000  Private Export Funding Corp......................     08/10/05     3.12            1,982,661
      7,895,000  Yale University..................................     05/04/05     2.76            7,893,191
---------------                                                                                 -------------
     19,508,000  Total Commercial Paper                                                            19,429,325
---------------                                                                                 -------------

FLOATING RATE SECURITY: 3.96%
$     3,000,000  Fifth Third Bank.................................     04/21/06     2.98%       $   3,000,000
      5,000,000  Pfizer Inc. - Series 144A........................     03/08/06     2.85            5,000,000
---------------                                                                                 -------------
      8,000,000  Total Floating Rate Security                                                       8,000,000
---------------                                                                                 -------------

FOREIGN COMMERCIAL PAPER: 9.85%
$     5,000,000  Alliance & Leicester PLC.........................     08/18/05     3.15%       $   4,952,767
     10,000,000  Svenska Handelsbanken............................     07/20/05     3.06            9,932,444
      5,000,000  Yorkshire Building Society.......................     05/10/05     2.75            4,996,575
---------------                                                                                 -------------
     20,000,000  Total Foreign Commercial Paper                                                    19,881,786
---------------                                                                                 -------------

REPURCHASE AGREEMENT, OVERNIGHT: 16.84%
$    34,000,000  J.P. Morgan Securities, Inc., Purchase on 4/29/05,
                 2.93%, due 5/2/05, Repurchase proceeds at maturity
                 $34,008,302 (Collateralized by $41,582,000, FNMA
                 5.00% to 7.25%, due 11/15/10 to 07/15/32,
                 value $15,380,598, RFIN, 0.007%, due 10/15/15 to
                 07/15/26, value $9,502,240, TVBD, 7.125%,
                 due 05/01/30, value $9,798,457.).................     05/02/05     2.93%       $  34,000,000
---------------                                                                                 -------------
     34,000,000  Total Repurchase Agreement, Overnight                                             34,000,000
---------------                                                                                 -------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES: 8.47%
$     1,850,000  Federal Home Loan Mortgage Corp..................     08/01/05     3.06%       $   1,835,675
      5,000,000  Federal National Mortgage Association............     05/09/05     2.76            4,996,945
      5,000,000  Federal National Mortgage Association............     07/20/05     2.82            4,969,111
      4,137,000  Federal National Mortgage Association............     08/10/05     2.90            4,103,805
      1,200,000  Federal National Mortgage Association............     07/27/05     3.05            1,191,242
---------------                                                                                 -------------
     17,187,000  Total U.S. Government Agency Discount Notes                                       17,096,778
---------------                                                                                 -------------

U.S. GOVERNMENT AGENCY MEDIUM TERM NOTES: 0.99%
$     1,000,000  Federal Home Loan Bank...........................     06/08/05     2.02%       $   1,000,000
      1,000,000  Federal National Mortgage Association............     05/23/05     1.75            1,000,000
---------------                                                                                 -------------
      2,000,000  Total U.S. Government Agency Medium Term Notes                                     2,000,000
---------------                                                                                 -------------

VARIABLE RATE DEMAND INSTRUMENTS: (b) 5.47%
$     1,395,000  G & L Land Management
                 LOC Fifth Third Bank.............................     12/01/17     3.08%       $   1,395,000
      1,570,000  Jake Sweeney Automotive, Inc.
                 LOC Firstar Bank.................................     04/01/10     3.08            1,570,000
      4,130,000  Mobile, AL Springhill
                 Medical Clinic Board RB
                 (Springhill Medical Complex)
                 LOC Amsouth Bank, N.A............................     09/01/11     3.12            4,130,000
      3,940,000  Oak Crest Homes Inc.
                 LOC First of America Bank........................     11/01/26     3.11            3,940,000
---------------                                                                                 -------------
     11,035,000  Total Variable Rate Demand Instruments                                            11,035,000
---------------                                                                                 -------------
                 Total Investments (100.11%) (Cost $202,070,219+)                                 202,070,219
                 Liabilities in excess of cash and other assets (-0.11%)                             (216,687)
                                                                                                -------------
                 Net Assets (100.00%)                                                           $ 201,853,532
                                                                                                =============
                 Net Asset Value, Offering And Redemption Price Per Share:
                 Individual Investor Class,
                 .........22,528,823 Shares Outstanding (Note 3)                                $        1.00
                                                                                                =============
                 Institutional Class,
                 ........126,344,813 Shares Outstanding (Note 3)                                $        1.00
                                                                                                =============
                 Broker Service Class,
                 .........42,448,718 Shares Outstanding (Note 3)                                $        1.00
                                                                                                =============
                 MMA Praxis Class,
                 .........10,532,500 Shares Outstanding (Note 3)                                $        1.00
                                                                                                =============

FOOTNOTES:

(a) Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY NOTES:
FNMA          =   Federal National Mortgage Association
LOC           =   Letter of Credit
RB            =   Revenue Bond
RFIN          =   Resolution Funding Corporation Strip Interest





ITEM 2:    CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pax World Money Market Fund, Inc.


By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary


Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Thomas W. Grant
                                    -------------------
                                    Thomas W. Grant, President

Date: June 28, 2005


By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: June 28, 2005

* Print the name and title of each signing officer under his or her signature.